Reconciliation of Basic Shares to Diluted Shares (Detail) - shares shares in Millions		12 Months Ended
	Jul. 01, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Basic Shares to Diluted Shares
Basic shares	676	677	676	676
Effect of dilutive shares	5	6	5	5
Diluted shares		683	681	681